Share Based Compensation (LTIP) (Details) (Long Term Incentive Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement, Long-Term Incentive Plan
Description of award	Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a long-term incentive plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust is to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company’s maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company’s shares is borne by the participants.
Long-term incentive plan, date trust established	Jan. 01, 2003
Long-term incentive plan, modification date	Feb. 14, 2006
Long-term incentive plan, modification details	In February 2006, the Company amended and restated its long-term incentive plan and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the long-term incentive plan remained principally unchanged.
Modified award vesting rights	Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year.
Terms of award	Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company.
Long-term incentive plan, peformance measure	contributions to the long-term incentive plan were determined at the discretion of the Compensation Committee
Long-term incentive plan, compensation cost accrued	$ 1,347	$ 1,342